Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies

a)	Vessels under Construction

As at December 31, 2015, the Company was committed to the construction of 11 LNG carriers, four long-distance towing and offshore installation vessels, two UMS, three shuttle tankers, one FSO conversion and one FPSO upgrade for a total cost of approximately $3.6 billion, excluding capitalized interest and other miscellaneous construction costs. Vessels in which the Company holds an interest through non-consolidated joint ventures are excluded from the above amounts and are described on Note 16b. Two LNG carriers are scheduled for delivery in 2016, three LNG carriers are scheduled for delivery in 2017, four LNG carriers are scheduled for delivery in 2018 and two LNG carriers are scheduled for delivery in 2019, four long-distance towing and offshore installation vessels are scheduled for delivery in 2016, two UMS are scheduled for delivery in the third quarter of 2016 and the second quarter of 2019, three shuttle tankers are expected to be delivered in the fourth quarter of 2017 through the first half of 2018, the one FSO conversion is scheduled for completion in early-2017 and the one FPSO upgrade is scheduled for completion in the fourth quarter of 2016. As at December 31, 2015, payments made towards these commitments totaled $800.6 million (excluding $29.4 million of capitalized interest and other miscellaneous construction costs). As at December 31, 2015, the remaining payments required to be made under these newbuilding and conversion capital commitments were $864.6 million (2016), $887.0 million (2017), $616.3 million (2018), $426.1 million (2019) and $3.5 million (2020).

b)	Joint Ventures

As described in Note 3a, the Teekay LNG has a 30% ownership interest in the Bahrain LNG Joint Venture for the development of an LNG receiving and regasification terminal in Bahrain. The project will include a FSU, which will be modified from one of Teekay LNG’s existing MEGI LNG newbuilding carriers, an offshore gas receiving facility, and an onshore nitrogen production facility. The terminal will have a capacity of 800 million standard cubic feet per day and will be owned and operated under a 20-year agreement commencing July 2018. The receiving and regasification terminal is expected to have a fully-built up cost of approximately $872 million. As at December 31, 2015, Teekay LNG’s proportionate share of the costs to be incurred are $115.2 million (2016), $84.0 million (2017) and $62.4 million (2018).

As described in Note 3f, Teekay LNG has an ownership interest in the BG Joint Venture and, as part of the acquisition, agreed to assume BG’s obligation to provide shipbuilding supervision and crew training services for the four LNG carrier newbuildings up to their delivery dates pursuant to a ship construction support agreement. As at December 31, 2015, Teekay LNG had incurred $4.2 million, net of reimbursement from BG, relating to shipbuilding and crew training services. The remaining estimated amounts to be incurred for the shipbuilding and crew training obligation, net of the reimbursement from BG, are $6.0 million (2016), $3.8 million (2017), $4.1 million (2018) and $0.4 million (2019).

In addition, the BG Joint Venture secured a $787.0 million debt facility to finance a portion of the estimated fully built-up cost of $1.0 billion for its four newbuilding carriers, with the remaining portion to be financed pro-rata based on ownership interests by Teekay LNG and the other partners. As at December 31, 2015, Teekay LNG’s proportionate share of the remaining newbuilding installments, net of debt financing, totaled $7.9 million (2016), $15.0 million (2017), $17.3 million (2018) and $6.3 million (2019).

As described in Note 23 – Equity Method Investments, Teekay LNG, has a 50% ownership interest in the Exmar LPG Joint Venture which has seven LPG newbuilding vessels scheduled for delivery between 2016 and 2018 and has obtained financing for three of these newbuilding vessels. As at December 31, 2015, Teekay LNG’s proportionate share of the remaining costs for these seven newbuilding carriers, net of the financing, totaled $4.9 million (2016), $62.7 million (2017) and $19.3 million (2018).

As described in Note 3e, Teekay LNG has a 50% ownership interest in the Yamal LNG Joint Venture which will build six 172,000-cubic meter ARC7 LNG carrier newbuildings for an estimated total fully built-up cost of approximately $2.1 billion. As at December 31, 2015, Teekay LNG’s proportionate costs incurred under these newbuilding contracts totaled $100.5 million and Teekay LNG’s proportionate share of the estimated remaining costs to be incurred were $74.4 million (2016), $97.6 million in (2017), $356.6 million in (2018), $214.4 million in (2019) and $198.3 million (2020). The Yamal LNG Joint Venture intends to secure debt financing for 70% to 80% of the fully built-up cost of the six LNG carrier newbuildings.

In October 2014, Teekay Offshore sold a 1995-built shuttle tanker, the Navion Norvegia, to a 50/50 joint venture with Brazilian-based Odebrecht Oil & Gas S.A. (or OOG). The vessel is committed to a new FPSO conversion for the Libra field located in the Santos Basin offshore Brazil. The conversion project will be completed at Sembcorp Marine’s Jurong Shipyard in Singapore and the FPSO unit is scheduled to commence operations in early-2017 under a 12-year fixed-rate contract with Petroleo Brasileiro SA (Petrobras). The FPSO conversion is expected to cost approximately $1.0 billion. As at December 31, 2015, payments made by the joint venture towards these commitments totaled $251.6 million and the remaining payments required to be made are $739.4 million (2016) and $13.6 million (2017). Teekay Offshore intends to finance its share of the conversion through existing long-term debt financing within the joint venture, and to a lesser extent, through existing liquidity. The joint venture secured a $248 million short-term loan in late-2014, which was refinanced in 2015 with a long-term debt facility providing total borrowings of up to $804 million for the FPSO unit.

In December 2015, Teekay Offshore entered into a put and call option agreement with its 50/50 joint venture partner, OOG, relating to the FPSO conversion for the Libra field. The agreement provides OOG, with a put option to sell 15%, 20% or 25% of its shares in the joint venture to Teekay Offshore for consideration of $24.1 million, $32.1 million or $40.2 million, respectively. The exercise date for the put option was April 25, 2016 with a settlement date on May 25, 2016. Upon exercise of the put option, the agreement further provides OOG with a call option to repurchase the shares sold pursuant to the put option, for the same consideration from the put option plus 20% per annum from the put option date until the call option date as well as an additional $7.5 million. The exercise date for the call option is August 31, 2017 with settlement on January 5, 2018. Teekay Offshore expected to finance the put option, if exercised, with its existing liquidity. OOG did not exercise the put option on April 25,2016 and the put and call option agreement was discontinued.

Teekay, through a 50/50 joint venture (or the KT Maritime Joint Venture) with Kotug International B.V., has a 50% ownership interest in three infield support vessels type ART100-42 towage newbuildings that have an estimated total cost of approximately $55.5 million and are expected to deliver during the first half of 2016. Teekay’s proportionate costs to be incurred under these newbuilding contracts total $27.8 million. As at December 31, 2015, payments made by Teekay towards these commitments totaled $7.9 million, with remaining payments of $19.9 million required to be made by Teekay in 2016.

c)	Legal Proceedings and Claims

The Company may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. The Company believes that any adverse outcome of existing claims, other than with respect to the items noted below, individually or in the aggregate, would not have a material effect on its financial position, results of operations or cash flows, when taking into account its insurance coverage and indemnifications from charterers.

Claims by Minority Shareholders of Sevan

The Company has a 43% ownership interest in Sevan. In February 2016, a special committee of the Board of Directors of Sevan (or Special Committee), responding to allegations made by certain minority shareholders of Sevan, advised that they had initiated a review of the legality of the agreements between Sevan and CeFront Technology AS (or CeFront) relating to the transfer to Logitel Offshore Pte. Ltd. or its wholly-owned subsidiaries (collectively Logitel Offshore) in 2013 of two hulls to be converted into UMS, including the $60 million bond loan (of which $41 million was a vendor credit and $19 million was a cash loan) granted by Sevan Holding V AS to Logitel Offshore Pte. Ltd. (or the 2013 Transaction). This review also included a review of the legality of the agreements between Sevan and Teekay Offshore entered into in connection with the 2014 transaction whereby Teekay Offshore acquired Logitel Offshore from CeFront (or the 2014 Transaction). The Special Committee advised Teekay Offshore by letter dated February 16, 2016, that it had obtained legal advice indicating that Sevan had failed to obtain the necessary shareholder approvals in connection with both the 2013 Transaction and the 2014 Transaction. The Special Committee also advised that, in its view, the $60 million bond loan to Logitel Offshore represents lending to a related party of a Sevan shareholder, which is in breach of mandatory limitations on such financing under Norwegian corporate law. The Special Committee has advised Teekay Offshore that the failure to obtain the necessary approval of Sevan's shareholders would render certain of the agreements in the 2013 Transaction and 2014 Transaction either void or voidable, exposing Teekay Offshore to potential claims for restitution as mandated by Norwegian corporate law. As a result, Sevan claims that Teekay Offshore and/or Logitel owes Sevan approximately $50 million, representing the unpaid amount of the original $60 million bond loan. As at December 31, 2015, Teekay Offshore had accrued a bond loan payable amount of $18.8 million, based upon the terms of the agreements as entered into by Sevan, Logitel and Teekay Offshore. Teekay Offshore is in discussions with Sevan regarding the potential financial impact on Teekay Offshore of the failure of Sevan to obtain the necessary shareholder approvals of the 2013 Transaction and 2014 Transaction.

Piranema Spirit FPSO contract

In March 2016, Petrobras claimed that Teekay Offshore’s November 2011 cessation of paying certain agency fees with respect to the Piranema Spirit FPSO unit’s charter contract should have resulted in a corresponding 2% rate reduction on the FPSO charter contract with Petrobras. Teekay Offshore disagrees with this claim. Teekay Offshore has estimated the total claim to be approximately $7.5 million, consisting of $4.4 million relating to 2% of the charter hire previously paid by Petrobras to Teekay Offshore for the period from November 2011 up to the end of 2015, and $3.1 million relating to 2% of estimated future charter hire from 2016 to the end of the term of the FPSO contract with Petrobras.

STX Offshore & Shipbuilding Co.

In April 2013, four special purpose subsidiary companies of Teekay Tankers entered into agreements with STX Offshore & Shipbuilding Co., Ltd (or STX) of South Korea to construct four, fuel-efficient 113,000 dead-weight tonne Long Range 2 (or LR2) product tanker newbuildings. At the same time, Teekay Tankers entered an Option Agreement with STX allowing Teekay Tankers to order up to 12 additional vessels. The payment of Teekay Tankers’ first shipyard installment was contingent on Teekay Tankers receiving acceptable refund guarantees for the shipyard installment payments. At around the same time, however, STX commenced a voluntary financial restructuring with its lenders, and as a result, STX’s ability to obtain the necessary refund guarantees in respect of the four firm shipbuilding contracts was severely affected. In October and November 2013, Teekay Tankers went on to exercise its rights under the Option Agreement to order eight additional newbuildings. The further required shipbuilding contracts were not entered into by STX within the timeframe specified in the Option Agreement. By December 2013, Teekay Tankers had determined that there was no prospect of the refund guarantees being provided under any of the firm shipbuilding contracts and then by February 2014 that there was no prospect of the same in respect of the further contracts to be entered pursuant to the Option Agreement or of that agreement being otherwise performed by STX. In December 2013, therefore, the subsidiaries of Teekay Tankers gave STX notice that it was treating STX as having repudiated the four firm shipbuilding contracts. Then in February 2014, Teekay Tankers gave STX notice that it was treating STX as having repudiated the Option Agreements. Having asserted that this was the position, in February and March 2014, Teekay Tankers and its subsidiaries commenced legal proceedings against STX for damages. This involved arbitration proceedings in London in respect of the four firm shipbuilding contracts and English High Court proceedings in respect of the Option Agreement. In November 2014, Teekay Tankers, on behalf of the subsidiaries, placed $0.6 million in an escrow account as cash security in respect of STX’s legal costs relating to the arbitration proceedings. These funds are classified as cash and cash equivalents in Teekay Tankers’ consolidated balance sheets as of December 31, 2015 and 2014.

In February 2016, Teekay Tankers’ subsidiaries had successfully obtained an English Court Order requiring STX to pay a total of $32.4 million in respect of the four firm shipbuilding contracts. As a result, Teekay Tankers’ subsidiaries have exercised their rights under English law to seek the assistance of the English court in the enforcement of the arbitration awards. Teekay Tankers and its subsidiaries are pursuing other routes to enforce the awards against STX. Additionally, the $0.6 million cash deposit was refunded subsequent to December 31, 2015. No amounts have been recorded as receivable in respect of these awards due to uncertainty of their collection.

The trial in the English High Court in respect of the Option Agreement will commence in April 2016.

Class Action Complaint

Following the Company’s announcement in December 2015 that its Board of Directors had approved a plan to reduce the Company’s quarterly dividend to $0.055 per share, down from $0.55 per share in the third quarter of 2015, commencing with the fourth quarter of 2015 dividend payable in February 2016 and the subsequent decline of the price of the Company’s common stock, a class action complaint was filed on March 1, 2016 in the U.S. District Court for the District of Connecticut against the Company and certain of its officers. The complaint includes claims that the Company and certain of its officers violated Section 10(b) of the Securities Exchange Act 1934 and Rule 10b-5 promulgated thereunder. In general, the complaint alleges the Company and certain of its officers violated federal securities laws by making materially false and misleading statements regarding the Company’s ability and intention to maintain a quarterly dividend of at least $0.55 per share, thereby artificially inflating the price of its common stock. The plaintiffs are seeking unspecified monetary damages, including reasonable costs and expenses incurred in this action. The Company plans to vigorously defend against the claim. Based on the early stage of the claim and evaluation of the facts available at this time, the amount or range of reasonably possible losses to which the Company is exposed cannot be estimated and the ultimate resolution of this matter and the associated financial impact to the Company, if any, remains uncertain at this time. The Company maintains a Directors and Officers Insurance policy that provides coverage for such claims, subject to a maximum amount and a deductible.

Teekay Nakilat Capital Lease

Teekay LNG owned a 70% interest in Teekay Nakilat Corporation (or Teekay Nakilat Joint Venture) that was the lessee under three separate 30-year capital lease arrangements with a third party for three LNG carriers (or the RasGas II LNG Carriers) until December 2014. Under the terms of the leasing arrangements for the RasGas II LNG Carriers, the lessor claimed tax depreciation on the capital expenditures it incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks were assumed by the lessee, in this case the Teekay Nakilat Joint Venture. Lease payments under the lease arrangements were based on certain tax and financial assumptions at the commencement of the leases and subsequently adjusted to maintain the lessor’s agreed after-tax margin. On December 22, 2014, the Teekay Nakilat Joint Venture terminated the leasing of the RasGas II LNG Carriers. However, the Teekay Nakilat Joint Venture remains obligated to the lessor to maintain the lessor’s agreed after-tax margin from the commencement of the lease to the lease termination date and placed $6.8 million on deposit with the lessor as security against any future claims.

The UK taxing authority (or HMRC) has been challenging the use of similar lease structures. One of those challenges was eventually decided in favor of HMRC (Lloyds Bank Equipment Leasing No. 1 or LEL1), with the lessor and lessee choosing not to appeal further. Recent indications are that HMRC will attempt to progress matters on other leases including the lease of Teekay Nakilat Joint Venture with the intent of asking the lessees to accept the LEL1 tax case verdict that capital allowances were not due. If the Teekay Nakilat Joint Venture was to be challenged by HMRC, it is uncertain whether the Teekay Nakilat Joint Venture would eventually prevail in court. If the former lessor of the RasGas II LNG Carriers were to lose on a similar claim from HMRC, Teekay LNG’s 70% share of the potential exposure in the Teekay Nakilat Joint Venture is estimated to be approximately $60 million. Such estimate is primarily based on information received from the lessor.

Petrojarl Banff Storm Damage

On December 7, 2011, the Petrojarl Banff FPSO unit (or Banff), which operates on the Banff field in the U.K. sector of the North Sea, suffered a severe storm event and sustained damage to its moorings, turret and subsea equipment, which necessitated the shutdown of production on the unit. Due to the damage, Teekay declared force majeure under the customer contract on December 8, 2011 and the Banff FPSO unit commenced a period of off-hire while the necessary repairs and upgrades were completed and the weather permitted re-installation of the unit on the Banff field. The Company does not have off-hire insurance covering the Banff FPSO. The repairs and upgrades were completed in 2014, and the Banff FPSO unit resumed production on the Banff field in July 2014. In May 2015, the Company entered into a commercial settlement agreement with the charterer whereby the charterer agreed to contribute approximately $55 million towards the upgrade costs. No claims remain outstanding on this matter and the Company has collected $55 million from the charterer in this regard.

d)	Redeemable Non-Controlling Interest

During 2010, an unrelated party contributed a shuttle tanker with a value of $35.0 million to a subsidiary of Teekay Offshore for a 33% equity interest in the subsidiary. The non-controlling interest owner of Teekay Offshore’s 67%-owned subsidiary holds a put option which, if exercised, would obligate Teekay Offshore to purchase the non-controlling interest owner’s 33% share in the entity for cash in accordance with a defined formula. The redeemable non-controlling interest is subject to remeasurement if the formulaic redemption amount exceeds the carrying value. No remeasurement was required as at December 31, 2015.

In July 2015, Teekay Offshore issued 10.4 million 8.60% Series C Cumulative Convertible Perpetual Preferred Units (or Series C Preferred Units) in a private placement for net proceeds of $249.8 million. At any time after the 18 month anniversary of the closing date, at the election of each holder, the Series C Preferred Units may be converted on a one-for-one basis into common units of Teekay Offshore. Pursuant to the partnership agreement, distributions on the Series C Preferred Units to preferred unitholders are cumulative from the date of original issue and are payable quarterly in arrears, when, as and if declared by the board of directors of the general partner. The Series C Preferred Units may be redeemed in cash if a change of control occurs in Teekay Offshore. As a result, the Series C Preferred Units are included on the Company’s consolidated balance sheet as part of temporary equity which is above the equity section but below the liabilities section.

e)	Other

The Company enters into indemnification agreements with certain officers and directors. In addition, the Company enters into other indemnification agreements in the ordinary course of business. The maximum potential amount of future payments required under these indemnification agreements is unlimited. However, the Company maintains what it believes is appropriate liability insurance that reduces its exposure and enables the Company to recover future amounts paid up to the maximum amount of the insurance coverage, less any deductible amounts pursuant to the terms of the respective policies, the amounts of which are not considered material.